Schedule I—Condensed Financial Information of the Company (Details) - Schedule of Statements of Cash Flows - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flow from operating activities:
Net income	¥ 280,477	$ 39,504	¥ 100,272	¥ 250,989
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate	(312,323)	(43,990)	(94,090)	(251,318)
Compensation expenses associated with stock options	17,095	2,408	461
Other non-cash adjustments	(22,569)	(3,179)
Changes in operating assets and liabilities:
Other receivables	(20)	(3)		392
Accrued payroll and Other payables	820	116	696	(847)
Net cash (used in) from operating activities	(36,520)	(5,144)	7,339	(784)
Cash flows (used in) generated from investing activities
Changes in investment in subsidiaries and an affiliate	2,458	346	907,006	43,757
Advances to subsidiaries and affiliates	(10,005)	(1,409)	(689,780)	157,582
Proceeds from disposal of short-term investments	27,639	3,893	10,095
Net cash generated from investing activities	20,092	2,830	227,321	201,339
Cash flows generated from (used in) financing activities:
Proceeds on exercise of stock options			2
Dividends paid			(317,730)	(242,518)
Repurchase of ordinary shares from open market	(29,044)	(4,091)	(3,984)
Net cash generated used in financing activities	(29,044)	(4,091)	(321,712)	(242,518)
Net decrease in cash and cash equivalents	(45,472)	(6,405)	(87,052)	(41,963)
Cash and cash equivalents and restricted cash at beginning of year	38,512	5,424	14,507	66,345
Effect of exchange rate changes on cash and cash equivalents	30,555	4,304	111,057	(9,875)
Cash and cash equivalents and restricted cash at end of the year	¥ 23,595	$ 3,323	¥ 38,512	¥ 14,507